Form N-1A Supplement	Jun. 01, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated June 1, 2026 to the currently effective Summary Prospectus,

Prospectus, and Statement of Additional Information of each Fund

As described in the Funds’ Prospectus, Summary Prospectuses, and Statement of Additional Information (“SAI”), each Fund seeks to provide certain outcomes for an investment held over an entire Outcome Period. Capitalized terms have the meanings ascribed to them in each Fund’s Prospectus.

An investment in each Fund is subject to such Fund’s Approximate Cap over the course of the Outcome Period as set forth in the table below.

Fund (Ticker)	Outcome Period	Approximate Cap
Leverage Shares 2x Capped Accelerated COIN Monthly ETF (COIO)	June 1, 2026 to June 30, 2026	21.04% (gross of management fee) 20.98% (net of management fee)

Leverage Shares 2x Capped Accelerated MSTR Monthly ETF (MSOO)	June 1, 2026 to June 30, 2026	20.99% (gross of management fee) 20.93% (net of management fee)

Leverage Shares 2x Capped Accelerated NVDA Monthly ETF (NVDO)	June 1, 2026 to June 30, 2026	12.00% (gross of management fee) 11.94% (net of management fee)

Leverage Shares 2x Capped Accelerated PLTR Monthly ETF (PLOO)	June 1, 2026 to June 30, 2026	15.60% (gross of management fee) 15.54% (net of management fee)

Leverage Shares 2x Capped Accelerated TSLA Monthly ETF (TSLO)	June 1, 2026 to June 30, 2026	12.50% (gross of management fee) 12.44% (net of management fee)

The Funds will be liquidated prior to the end of the Outcome Period. The Funds will cease trading on the Cboe BZX Exchange, Inc. (“Cboe”) and will be closed to purchase by investors as of the close of regular trading on the Cboe on June 16, 2026 (the “Closing Date”). Between the Closing Date and June 25, 2026 (the “Liquidation Date”), each Fund will be in the process of closing down and liquidating its portfolio. This process will result in each Fund increasing its cash holdings and, as a consequence, shareholders should not expect each Fund to achieve its stated investment objective. On or about the Liquidation Date, each Fund will liquidate its assets and distribute cash pro rata to all shareholders who have not previously redeemed or sold their shares.

Shareholders who entered into the Funds at the beginning of this Outcome Period will be entitled to the liquidation value of their investments in the Funds on the Liquidation Date or the date they redeem their shares if they redeem prior to the Liquidation Date.

Each Fund’s Prospectus, Summary Prospectus and SAI are amended to revise all references to the Outcome Period and Approximate Cap to reflect the information above.

If you have any questions, please call the Funds at 1-866-584-3637.

Please retain this Supplement for future reference.